CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€)	Share capital	Premiums related to share capital	Net profit (loss)	Translation reserves	Reserves	Total
Balance at the beginning at Dec. 31, 2020	€ 386,302	€ 139,667,602	€ (33,619,000)		€ 4,777,000	€ 111,211,000
Balance at the beginning (in shares) at Dec. 31, 2020	38,630,261
Net loss for the period			(49,635,000)			(49,635,000)
Remeasurement of defined benefit plans						82,000
Other comprehensive income (loss)				€ (164,000)	82,000	(82,000)
Total comprehensive loss			(49,635,000)	(164,000)	82,000	(49,717,000)
Appropriation of net income (loss)			33,619,000		(33,619,000)
Issue of ordinary shares	€ 22,000	25,404,000				25,426,000
Issue of ordinary shares (in shares)	2,214,190
Vesting of bonus shares (in shares)	29,100
Vesting of bonus shares	€ 0				0
Share-based payment compensation expenses					2,089,000	2,089,000
BSA share warrants subscription premium					49,000	49,000
Treasury shares					(267,000)	(267,000)
Other					75,000	75,000
Balance at the end (in shares) at Dec. 31, 2021	40,873,551
Balance at the end at Dec. 31, 2021	€ 408,735	165,071,565	(49,635,000)	(164,000)	(26,815,000)	88,866,000
Net loss for the period			(54,274,000)			(54,274,000)
Remeasurement of defined benefit plans						425,000
Other comprehensive income (loss)				(107,000)	425,000	318,000
Total comprehensive loss			(54,274,000)	(107,000)	425,000	(53,955,000)
Appropriation of net income (loss)			49,635,000		(49,635,000)
Issue of ordinary shares	€ 13,000	9,354,000				9,366,000
Issue of ordinary shares (in shares)	1,260,618
Transaction costs		(539,000)				(539,000)
Share-based payment compensation expenses					2,218,000	2,218,000
Treasury shares					(479,000)	(479,000)
Balance at the end (in shares) at Dec. 31, 2022	42,134,169
Balance at the end at Dec. 31, 2022	€ 421,341	173,885,665	(54,274,000)	(271,000)	(74,286,000)	45,476,000
Net loss for the period			(110,426,000)			(110,426,000)
Remeasurement of defined benefit plans					(97,000)	(97,000)
Currency translation differences				867,000		867,000
Total comprehensive loss			(110,426,000)	867,000	(97,000)	(109,657,000)
Appropriation of net income (loss)			54,274,000		(54,274,000)
Issue of ordinary shares	€ 96,000	30,491,000				30,587,000
Issue of ordinary shares (in shares)	9,618,638
Transaction costs		(2,511,000)				(2,511,000)
Vesting of bonus shares (in shares)	363,000
Vesting of bonus shares	€ 4,000	(4,000)
Share-based payment compensation expenses					3,969,000	3,969,000
BSA share warrants subscription premium					2,000	2,000
Treasury shares					134,000	134,000
Other					(33,000)	€ (33,000)
Balance at the end (in shares) at Dec. 31, 2023	52,115,807					52,115,807
Balance at the end at Dec. 31, 2023	€ 521,158	€ 201,862,263	€ (110,426,000)	€ 596,000	€ (124,584,000)	€ (32,032,000)